Schedule II Valuation of Qualifying Accounts (Details) - USD ($)	Dec. 31, 2020	Dec. 26, 2020
Schedule II Valuation of Qualifying Accounts
Balance at Beginning of Period		$ 0
Balance at End of Period	$ 32,400